Share capital (Details Narrative)	Dec. 31, 2025 shares	Mar. 31, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 SGD ($) shares
IfrsStatementLineItems [Line Items]
Ordinary shares, authorized				16,250,000	16,250,000
Ordinary shares, amount				$ 18,362,500	$ 24,455,178
Share subscription price | $ / shares				$ 1.13
Number of share issued	18,785,750
Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Share subscription price | $ / shares			$ 4.00
Number of share issued			2,205,000
OverAllotment Options [Member]
IfrsStatementLineItems [Line Items]
Share subscription price | $ / shares		$ 4.00
Number of share issued		330,750